Basis of Presentation Basis of Presentation - Financial Instruments (Details) (USD $) In Millions, unless otherwise specified																																																																																12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Derivative Liabilities, at Fair Value																																																																								$ 0	$ 0	$ 0			$ 0	$ 0	$ 0			$ 27	$ 17	$ 17			$ 27	$ 17	$ 17
Derivative Asset, Fair Value, Net																																																																						1	1				0	0				0	0				1	1
Derivative Assets (Liabilities), at Fair Value, Net																																																																																		27	17
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)																																																																																0	(8)
Long-term Debt, Fair Value Disclosure	5,690	0	78	109	97	0	629	1,822	1,822	593	0	700	700	325	0	650	650	105	133															267	327	0	78	109	97	0	590	1,721	1,630	620	0	686	606	335	0	663	655	105	133															267	327
Notes Payable, Fair Value Disclosure																				64	64	41	52	188	187	489	489	129	129	10	10																							63	56	40	43	175	144	463	367	120	95	9	7
Convertible Debt, Fair Value Disclosures																																$ 2,110	$ 2,110																																	$ 1,643	$ 1,189